Fees Summary	May 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 499,935,000.00
Previously Paid Amount	0.00
Total Fee Amount	76,540.05
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 76,540.05
Narrative - Max Aggregate Offering Price	$ 499,935,000.00
Final Prospectus	true